Principal accounting policies (Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Accounting Policies [Abstract]
Summary of significant differences between lease commitments and lease liability recorded on transition

US$bn
Operating lease commitments under IAS 17 per note 31	1.7
Exclude/deduct
Leases expiring in 12 months or fewer (a)	(0.1)
Committed leases not commenced (a)	(0.1)
Components excluded from the lease liability (a)	(0.2)
Include/add
Cost of reasonably certain extensions (a)	0.3
Other (b)	0.1
Sub total	1.7
Effect of discounting on payments included in the calculation of the lease liability (excluding finance lease balances)	(0.4)
Lease liability opening balance reported as at 1 January 2019 (IFRS 16)	1.3

(a)Undiscounted.

(b)Includes finance lease liabilities already reported under IAS 17. Refer to note 23.